Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Provisions
Current liabilities	€ 1,160	€ 891
Non-current liabilities	1,242	1,065
Total Provisions	2,402	1,956	€ 2,179
Asset retirement obligations
Provisions
Current liabilities	28	17
Non-current liabilities	729	566
Total Provisions	757	583	606
Legal and regulatory
Provisions
Current liabilities	274	280
Non-current liabilities	233	242
Total Provisions	507	522	634
Other
Provisions
Current liabilities	858	594
Non-current liabilities	280	257
Total Provisions	€ 1,138	€ 851	€ 939